Finance and operating leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2021 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2022	$26,398	$3,845	$5,497
2023	18,272	2,581	4,355
2024	9,743	1,371	493
2025	1,448	1,429	—
2026 and thereafter	1,148	8,902	—
Total minimum lease payments	$57,009	$18,128	$10,345
Less: amount representing interest	(2,288)	(3,350)
Carrying amount of minimum lease payments	$54,721	$14,778
Less: current portion of leases	(25,035)	(3,317)
	$29,686	$11,461
b) Lease expenses and (income)

Year ended December 31,	2021	2020
Short-term lease expense	$27,421	$14,654
Operating lease expense	4,556	4,740
Operating lease income	(7,074)	(8,118)
During the year ended December 31, 2021, depreciation of equipment under finance leases was $21,343 (December 31, 2020 - $17,147).
c) Supplemental balance sheet information

	December 31, 2021	December 31, 2020
Net book value of property, plant and equipment under finance leases	$100,124	$115,941
Weighted-average remaining lease term (in years):
Finance leases	2.5	3.0
Operating leases	8.3	8.1
Weighted-average discount rate:
Finance leases	3.22%	3.66%
Operating leases	4.68%	4.72%

Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2021 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2022	$26,398	$3,845	$5,497
2023	18,272	2,581	4,355
2024	9,743	1,371	493
2025	1,448	1,429	—
2026 and thereafter	1,148	8,902	—
Total minimum lease payments	$57,009	$18,128	$10,345
Less: amount representing interest	(2,288)	(3,350)
Carrying amount of minimum lease payments	$54,721	$14,778
Less: current portion of leases	(25,035)	(3,317)
	$29,686	$11,461
b) Lease expenses and (income)

Year ended December 31,	2021	2020
Short-term lease expense	$27,421	$14,654
Operating lease expense	4,556	4,740
Operating lease income	(7,074)	(8,118)
During the year ended December 31, 2021, depreciation of equipment under finance leases was $21,343 (December 31, 2020 - $17,147).
c) Supplemental balance sheet information

	December 31, 2021	December 31, 2020
Net book value of property, plant and equipment under finance leases	$100,124	$115,941
Weighted-average remaining lease term (in years):
Finance leases	2.5	3.0
Operating leases	8.3	8.1
Weighted-average discount rate:
Finance leases	3.22%	3.66%
Operating leases	4.68%	4.72%